Shareholder Report, Holdings (Details) - C000232072	Jun. 30, 2026
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue 07/01/2058
Holdings [Line Items]
Percent of Net Asset Value	10.56%
Ginnie Mae I Pool 04/15/2036
Holdings [Line Items]
Percent of Net Asset Value	6.42%
Puerto Rico Housing Finance Authority 12/01/2028
Holdings [Line Items]
Percent of Net Asset Value	6.33%
Texas A&M University 05/15/2028
Holdings [Line Items]
Percent of Net Asset Value	6.03%
Development Authority of Gwinnett County 09/01/2046
Holdings [Line Items]
Percent of Net Asset Value	5.16%
Fannie Mae Pool 06/01/2036
Holdings [Line Items]
Percent of Net Asset Value	4.53%
Fannie Mae Pool 01/01/2036
Holdings [Line Items]
Percent of Net Asset Value	3.82%
City of Seattle WA 04/01/2032
Holdings [Line Items]
Percent of Net Asset Value	3.73%
Fannie Mae Pool 02/01/2037
Holdings [Line Items]
Percent of Net Asset Value	3.12%
Texas A&M University 05/15/2027
Holdings [Line Items]
Percent of Net Asset Value	3.04%
5-10 Years
Holdings [Line Items]
Percent of Net Asset Value	47.00%
> 10 Years
Holdings [Line Items]
Percent of Net Asset Value	36.80%
1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	10.50%
3-5 Years
Holdings [Line Items]
Percent of Net Asset Value	2.60%
3-5 Yr
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Puerto Rico Fannie Mae Bonds
Holdings [Line Items]
Percent of Net Asset Value	43.00%
Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	24.08%
Puerto Rico GNMA Bonds
Holdings [Line Items]
Percent of Net Asset Value	14.79%
Puerto Rico Government Instrumentalities Tax Exempt Notes
Holdings [Line Items]
Percent of Net Asset Value	8.89%
Puerto Rico Agencies
Holdings [Line Items]
Percent of Net Asset Value	5.33%
Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	2.16%
Puerto Rico Freddie Mac Bonds
Holdings [Line Items]
Percent of Net Asset Value	1.23%
US Government and Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.52%